PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2019	2018
At Cost:
Plant and buildings	$3,854,165	$3,885,849
Machinery and equipment	13,980,996	14,047,271
Motor vehicles	339,701	344,226
Office equipment	119,445	120,678
	18,294,307	18,398,024
Less: Accumulated depreciation
Plant and buildings	(2,848,768)	(2,765,332)
Machinery and equipment	(12,087,004)	(11,216,276)
Motor vehicles	(298,904)	(292,464)
Office equipment	(111,367)	(759,186)
	(15,346,043)	(15,033,258)
Construction- in-progress	—	6,621
Property, plant and equipment, net	$2,948,264	$3,371,387

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2019, 2018 and 2017 was ($39,727),  ($183,640) and  $251,912, respectively, which has been included in other comprehensive income/(loss). Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $516,560,  $548,553 and $705,289, respectively.